Employee Benefit Plans - Schedule of Balance Sheet Obligations, Distributed Between Pension and Other Post-Employment Benefits (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Included in other long-term liabilities
Pension benefits	$ 44,533	$ 47,646
Other post-employment benefits	25,941	23,719
Accrued benefit liabilities	70,474	71,365
Included in other long-term assets
Pension benefits	$ 99,554	$ 79,637